Investment Objectives and Goals	Oct. 28, 2025
T-REX 2X LONG TESLA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG TESLA DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of TSLA. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE TESLA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE TESLA DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of TSLA. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG NVIDIA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG NVIDIA DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of NVDA. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE NVIDIA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE NVIDIA DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of NVDA. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.